UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAMELA HORWATH
Address: HOWLAND CAPITAL MANAGEMENT
         75 FEDERAL STREET SUITE 1100
         BOSTON, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAMELA HORWATH
Title:
Phone:    617-357-9110
Signature, Place, and Date of Signing:

    PAMELA HORWATH  BOSTON, MA    November 8, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      124

Form 13F Information Table Entry Total:       $475,554



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
3M Company	COM	88579Y101	4704	65522	SH		Sole		65522	0	0
Abbott Laboratories	COM	002824100	7893	154339	SH		Sole		154339	0	0
Ace Limited	SHS	H0023R105	9534	157328	SH		Sole		157328	0	0
Agnico Eagle Mines	COM	008474108	8215	138026	SH		Sole		138026	0	0
Akamai Technologies Inc	COM	00971T101	3992	200782	SH		Sole		200782	0	0
Alcoa Inc Common	COM	013817101	96	10025	SH		Sole		10025	0	0
Amphenol Corp Cl A	CL A	032095101	1382	33886	SH		Sole		33886	0	0
Apache Corporation	COM	037411105	291	3628	SH		Sole		3628	0	0
Apple Computer Inc	COM	037833100	1535	4026	SH		Sole		4026	0	0
Aspen Technology Inc	COM	045327103	5665	370962	SH		Sole		370962	0	0
Astrazeneca ADR	SPONSORED ADR	046353108	890	20065	SH		Sole		20065	0	0
AT&T Incorporated	COM	00206R102	817	28654	SH		Sole		28654	0	0
Automatic Data Processing Inc	COM	053015103	3632	77039	SH		Sole		77039	0	0
Barrick Gold Corp	COM	067901108	326	6980	SH		Sole		6980	0	0
Becton Dickinson & Co	COM	075887109	260	3547	SH		Sole		3547	0	0
Berkshire Hathaway Inc Del Cl A	CL A	084670108	5660	53	SH		Sole		53	0	0
Berkshire Hathaway Inc Del Cl B	CL B NEW	084670702	1469	20675	SH		Sole		20675	0	0
Blackrock Debt Strategies Fund	COM	09255R103	44	11406	SH		Sole		11406	0	0
Blackrock Muni Income Trust	SH BEN INT	09248F109	204	14918	SH		Sole		14918	0	0
BP Amoco PLC ADR	SPONSORED ADR	055622104	1059	29353	SH		Sole		29353	0	0
Bristol Myers Squibb Co	COM	110122108	718	22895	SH		Sole		22895	0	0
Brown Forman Corp Cl B	CL B	115637209	210	3000	SH		Sole		3000	0	0
Brown-Forman Corp Cl A	CL A	115637100	340	5000	SH		Sole		5000	0	0
Carmax Incorporated	COM	143130102	4669	195751	SH		Sole		195751	0	0
Caterpillar Incorporated	COM	149123101	204	2760	SH		Sole		2760	0	0
Central Fund Canada	CL A	153501101	8660	418548	SH		Sole		418548	0	0
Central Vermont Public Service Corp	COM	155771108	5310	150800	SH		Sole		150800	0	0
CH Robinson Worldwide Inc	COM NEW	12541W209	288	4200	SH		Sole		4200	0	0
ChevronTexaco Corp	COM	166764100	8732	94303	SH		Sole		94303	0	0
Cisco Systems Inc	COM	17275R102	936	60415	SH		Sole		60415	0	0
Clean Harbors Inc	COM	184496107	6255	121924	SH		Sole		121924	0	0
Coca Cola Company	COM	191216100	2427	35922	SH		Sole		35922	0	0
Colgate Palmolive Co	COM	194162103	9468	106769	SH		Sole		106769	0	0
ConocoPhillips	COM	20825C104	3438	54290	SH		Sole		54290	0	0
Core Laboratories NV	COM	N22717107	9367	104273	SH		Sole		104273	0	0
"Cree, Inc."	COM	225447101	463	17810	SH		Sole		17810	0	0
Cullen Frost Bankers Inc	COM	229899109	2501	54529	SH		Sole		54529	0	0
CVS/Caremark Corporation	COM	126650100	4553	135535	SH		Sole		135535	0	0
Danaher Corporation	COM	235851102	9581	228442	SH		Sole		228442	0	0
Darden Restaurants Inc	COM	237194105	226	5293	SH		Sole		5293	0	0
Devry Inc Del	COM	251893103	6109	165281	SH		Sole		165281	0	0
Du Pont E I De Nemours	COM	263534109	7243	181207	SH		Sole		181207	0	0
Eaton Vance Enhanced Equity Inc Fund	COM	278277108	116	11718	SH		Sole		11718	0	0
Edwards Lifesciences Corp	COM	28176E108	805	11295	SH		Sole		11295	0	0
Emerson Electric Co	COM	291011104	1186	28718	SH		Sole		28718	0	0
Exelon Corporation	COM	30161N101	239	5607	SH		Sole		5607	0	0
Expeditors Intl Wash Inc	COM	302130109	568	14000	SH		Sole		14000	0	0
Exxon Mobil Corp	COM	30231G102	16554	227928	SH		Sole		227928	0	0
FMC Technologies	COM	30249U101	2724	72443	SH		Sole		72443	0	0
Frontier Communications Corp	COM	35906A108	2941	481369	SH		Sole		481369	0	0
General Electric Co	COM	369604103	12294	807766	SH		Sole		807766	0	0
General Mills Inc	COM	370334104	780	20270	SH		Sole		20270	0	0
Gilead Sciences Inc	COM	375558103	7499	193283	SH		Sole		193283	0	0
HCP Incorporated	COM	40414L109	9334	266221	SH		Sole		266221	0	0
Hershey Foods Corp	COM	427866108	535	9026	SH		Sole		9026	0	0
Hewlett Packard Co	COM	428236103	242	10782	SH		Sole		10782	0	0
Home Depot Inc	COM	437076102	296	9000	SH		Sole		9000	0	0
Idexx Laboratories Inc	COM	45168D104	9464	137217	SH		Sole		137217	0	0
Intel Corporation	COM	458140100	6309	295700	SH		Sole		295700	0	0
Intl Business Machines Corp	COM	459200101	1760	10065	SH		Sole		10065	0	0
Ishares Iboxx Inv Grade Corp Bond ETF	IBOXX INV CPBD	464287242	3170	28221	SH		Sole		28221	0	0
Ishares MSCI BRIC Index Fund	MSCI BRIC INDX	464286657	4868	143712	SH		Sole		143712	0	0
Ishares MSCI Emerging Mkts Index Fund	MSCI EMERG MKT	464287234	7543	214931	SH		Sole		214931	0	0
Ishares Tr Dow Jones Select Divd Index	DJ SEL DIV INX	464287168	4065	84276	SH		Sole		84276	0	0
Ishares Tr Russell 3000 Value Index	RUSL 3000 VALU	464287663	1362	18400	SH		Sole		18400	0	0
Ishares Tr US Treas Infl Protected ETF	BARCLYS TIPS BD	464287176	411	3600	SH		Sole		3600	0	0
Johnson & Johnson	COM	478160104	8908	139869	SH		Sole		139869	0	0
JPMorgan Chase & Co	COM	46625H100	338	11235	SH		Sole		11235	0	0
Mac Gray Corporation	COM	554153106	2213	171402	SH		Sole		171402	0	0
Marsh & McLennan Cos Inc	COM	571748102	242	9100	SH		Sole		9100	0	0
McCormick & Co Non Vtg Shs	COM NON VTG	579780206	5575	120773	SH		Sole		120773	0	0
McDonalds Corp	COM	580135101	837	9535	SH		Sole		9535	0	0
Medtronic Inc	COM	585055106	6764	203492	SH		Sole		203492	0	0
Merck & Co Inc New	COM	58933Y105	1356	41471	SH		Sole		41471	0	0
Microchip Technology Inc	COM	595017104	3035	97553	SH		Sole		97553	0	0
Microsoft Corp	COM	594918104	11430	459225	SH		Sole		459225	0	0
Monsanto Co New	COM	61166W101	256	4265	SH		Sole		4265	0	0
Nalco Holdings	COM	62985Q101	6138	175480	SH		Sole		175480	0	0
Noranda Aluminum Holding Corp.	COM	65542W107	251	30000	SH		Sole		30000	0	0
Northern Trust Corp	COM	665859104	4012	114697	SH		Sole		114697	0	0
NStar Ben Int	COM	67019E107	5832	130139	SH		Sole		130139	0	0
Nuance Communications Inc	COM	67020Y100	4334	213055	SH		Sole		213055	0	0
Paychex Incorporated	COM	704326107	3595	136320	SH		Sole		136320	0	0
Pepsico Incorporated	COM	713448108	9242	149303	SH		Sole		149303	0	0
Pfizer Incorporated	COM	717081103	486	27487	SH		Sole		27487	0	0
Philip Morris Intl Inc	COM	718172109	237	3804	SH		Sole		3804	0	0
Portland General Electric Co	COM NEW	736508847	5151	217448	SH		Sole		217448	0	0
Praxair Incorporated	COM	74005P104	2976	31839	SH		Sole		31839	0	0
Procter & Gamble Co	COM	742718109	8402	132980	SH		Sole		132980	0	0
Qualcomm Inc	COM	747525103	9257	190361	SH		Sole		190361	0	0
Raytheon Co New	COM NEW	755111507	203	4973	SH		Sole		4973	0	0
Ritchie Bros Auctioneers Inc	COM	767744105	380	18824	SH		Sole		18824	0	0
Royal Dutch Shell PLC ADR A	SPONS ADR A	780259206	220	3575	SH		Sole		3575	0	0
Schlumberger Limited	COM	806857108	6033	101007	SH		Sole		101007	0	0
Solera Holdings Inc	COM	83421A104	7367	145884	SH		Sole		145884	0	0
Southern Company	COM	842587107	544	12828	SH		Sole		12828	0	0
Spdr Gold Trust	GOLD SHS	78463V107	3424	21665	SH		Sole		21665	0	0
SPDR S & P 500 ETF Trust	TR UNIT	78462F103	4402	38900	SH		Sole		38900	0	0
Staples Incorporated	COM	855030102	4736	356113	SH		Sole		356113	0	0
Stericycle Inc	COM	858912108	6541	81034	SH		Sole		81034	0	0
Stryker Corporation	COM	863667101	233	4950	SH		Sole		4950	0	0
Sycamore Networks Inc.	COM NEW	871206405	192	10650	SH		Sole		10650	0	0
Sysco Incorporated	COM	871829107	233	9000	SH		Sole		9000	0	0
Target Incorporated	COM	87612E106	222	4534	SH		Sole		4534	0	0
Teva Pharmaceutical Inds LTD ADR	ADR	881624209	729	19575	SH		Sole		19575	0	0
Thermo Fisher Scientific Inc	COM	883556102	5875	116016	SH		Sole		116016	0	0
Titanium Metals Corporation	COM NEW	888339207	449	30000	SH		Sole		30000	0	0
UGI Corporation	COM	902681105	9847	374828	SH		Sole		374828	0	0
Union Pacific Corp	COM	907818108	284	3483	SH		Sole		3483	0	0
United Parcel Service Inc Cl B	CL B	911312106	5648	89443	SH		Sole		89443	0	0
United Technologies Corp	COM	913017109	797	11332	SH		Sole		11332	0	0
Valhi Incorporated	COM	918905100	5417	100000	SH		Sole		100000	0	0
Valley National Bancorp	COM	919794107	4422	417535	SH		Sole		417535	0	0
Vanguard Bond Index ETF	TOTAL BND MRKT	921937835	6622	79080	SH		Sole		79080	0	0
Vanguard Short Term Bond ETF	SHORT TRM BOND	921937827	16794	206263	SH		Sole		206263	0	0
Verizon Communications Inc	COM	92343V104	478	12977	SH		Sole		12977	0	0
Visa Corporation	COM CL A	92826C839	5638	65776	SH		Sole		65776	0	0
Vodafone Group PLC Spon ADR New	SPONS ADR NEW	92857W209	1212	47242	SH		Sole		47242	0	0
Walgreen Company	COM	931422109	6351	193111	SH		Sole		193111	0	0
Watsco Inc	COM	942622200	4905	95984	SH		Sole		95984	0	0
Wells Fargo & Company	COM	949746101	3857	159898	SH		Sole		159898	0	0
Windstream Corp	COM	97381W104	4200	360532	SH		Sole		360532	0	0
Wisdomtree Chinese Yuan Fund	CHINESE YUAN ETF	97717W182	3586	141850	SH		Sole		141850	0	0
Wisdomtree Intl Midcap Div Fund	INTL MIDCAP DV	97717W778	8415	197232	SH		Sole		197232	0	0

S REPORT SUMMARY             124    DATA RECORDS          472554
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED